PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [Table Text Block]
Cost	Property acquisition costs	Mineral properties	Plant and equipment	Construction in progress	Total
As at January 1, 2024	113,413	808,392	907,722	203,724	2,033,251
Additions	-	63,581	34,351	309,586	407,518
Cariboo acquisition	-	55,763	65,197	5,234	126,194
Deemed disposition	-	(12,838)	(504)	-	(13,342)
Changes in rehabilitation provision	-	1,481	-	-	1,481
Disposals	-	-	(44,658)	-	(44,658)
Transfer between categories	-	-	119,585	(119,585)	-
Foreign exchange translation	7,774	12,586	1,056	26,792	48,208
As at December 31, 2024	121,187	928,965	1,082,749	425,751	2,558,652
Additions	-	175,756	43,844	225,136	444,736
Changes in rehabilitation provision	-	(10,355)	-	-	(10,355)
Disposals	-	-	(40,550)	-	(40,550)
Transfer between categories	-	132,286	36,402	(168,688)	-
Foreign exchange translation	(2,836)	(10,634)	(1,548)	(25,069)	(40,087)
As at December 31, 2025	118,351	1,216,018	1,120,897	457,130	2,912,396

Accumulated depreciation
As at January 1, 2024	-	351,056	396,194	-	747,250
Depreciation and amortization	-	13,410(1)	66,324(1)	-	79,734
Disposals	-	-	(38,434)	-	(38,434)
As at December 31, 2024	-	364,466	424,084	-	788,550
Depreciation and amortization	-	35,481	80,976	-	116,457
Disposals	-	-	(38,063)	-	(38,063)
As at December 31, 2025	-	399,947	466,997	-	866,944

Net book value
As at December 31, 2024	121,187	564,499	658,665	425,751	1,770,102
As at December 31, 2025	118,351	816,071	653,900	457,130	2,045,452

Disclosure of net book value of property, plant and equipment [Table Text Block]
Net book value	Gibraltar Mine	Florence Copper	Yellowhead	Aley	Other	Total
As at January 1, 2024	805,508	441,107	22,826	15,884	676	1,286,001
Cariboo acquisition (Note 13a)	126,194	-	-	-	-	126,194
Deemed disposition (Note 13b)	(13,342)	-	-	-	-	(13,342)
Net additions	86,372	310,584	3,049	1,289	-	401,294
Changes in rehabilitation provision	445	1,036	-	-	-	1,481
Depletion and amortization	(79,266)	-	(113)	-	(355)	(79,734)
Foreign exchange translation	-	48,208	-	-	-	48,208
As at December 31, 2024	925,911	800,935	25,762	17,173	321	1,770,102
Net additions	172,405	259,354	7,951	1,228	1,311	442,249
Changes in rehabilitation provision	(18,631)	8,276	-	-	-	(10,355)
Depletion and amortization	(115,319)	(756)	(37)	-	(345)	(116,457)
Foreign exchange translation	-	(40,087)	-	-	-	(40,087)
As at December 31, 2025	964,366	1,027,722	33,676	18,401	1,287	2,045,452